Detail Of Accrued Expenses	12 Months Ended
Dec. 31, 2010
Detail Of Accrued Expenses [Abstract]
Detail Of Accrued Expenses

Note 6—Detail of Accrued Expenses

Accrued expenses consisted of the following as of December 31:

(In millions)	2010	2009
Self-insurance claims and reserves	$215.7	$209.6
Payroll and other compensation	213.6	226.0
Accrued taxes	133.2	149.3
Total Rewards liability	57.7	53.2
Other accruals	454.1	436.7

	$1,074.3	$1,074.8